Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense (Recovery)

The following table reconciles the expected income tax expense (recovery) at the Canadian federal and provincial statutory income tax rates to the amounts recognized in profit and loss for the years ended December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
Loss before taxes	(172,016)	(379,770)
Statutory income tax rates	23.0%	23.0%
Expected income tax recovery	(39,564)	(87,347)
Non-deductible share-based compensation	4,954	2,508
Revaluation of the fair value of warrant liabilities	—	(2,461)
Non-controlling interest	1,118	8,167
Non-deductible portion of capital losses	1,107	7,458
Other	(2,937)	5,409
Goodwill impairment	—	35,919
Deferred tax benefits not recognized	35,322	23,005
Income tax (recovery) expense	—	(7,342)

Summary of Deferred Tax Assets (Liabilities)

Details of the deferred tax assets (liabilities) are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets (liabilities):
Property, plant and equipment	(4,148)	—
Inventory	29,835	23,329
Biological assets	(8,093)	(9,451)
Net investment in subleases	(4,914)	(5,363)
Intangible assets	(16,230)	(16,632)
Lease liabilities	465	(5,488)
Marketable securities	3,159	14,981
Fair value of derivatives	(83)	—
Equity-accounted investee	9	(1,376)
Net deferred tax asset (liability)	—	—

Summary of Unrecognized Deductible Temporary Differences

Deferred tax assets have not been recognized for the following deductible temporary differences:

	December 31, 2023	December 31, 2022
Unrecognized deductible temporary differences:
Property, plant and equipment	—	7,413
Intangible assets	183	183
Share issue costs	24,691	28,926
Investments	18,748	18,239
Lease liabilities	165,252	193,691
Financial obligations and other	3,917	2,300
Non-capital losses & scientific research and experimental development	986,422	490,326
Unrecognized deductible temporary differences	1,199,213	741,078

Summary of Movement in Deferred Income Tax Liability

The movement in deferred income tax liability is as follows:

	December 31, 2023	December 31, 2022
Balance, beginning of year	—	—
Recognized in profit and loss	—	(7,342)
Recognized in other comprehensive income	—	7,342
Balance, end of year	—	—